Summary of Significant Accounting Policies - Schedule of Changes in Fair Value of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule Of Changes In Fair Value Of Warrant Liability [Line Items]
Balance as of December 31, 2013	$ 6,919
Level 3 [Member]
Schedule Of Changes In Fair Value Of Warrant Liability [Line Items]
Balance as of December 31, 2013	6,919
Level 3 [Member] | Warrant liability [Member]
Schedule Of Changes In Fair Value Of Warrant Liability [Line Items]
Issuance of financial instrument	5,972
Change in fair value	494
Balance as of December 31, 2013	6,466
Level 3 [Member] | Forward contract [Member]
Schedule Of Changes In Fair Value Of Warrant Liability [Line Items]
Issuance of financial instrument	453
Balance as of December 31, 2013	$ 453